UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      	First Washington Corporation
Address:	601 University Street, Suite 3701
          		Seattle, WA  98101

Form 13F File Number:  028-12988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David D. Lewis
Title:     Chief Compliance Officer
Phone No.:  206-624-8320

Signature, Place, and Date of Signing:

   David D. Lewis      Seattle, Washington            May 15, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      120

Form 13F Information Table Value Total:      $156,257,430


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


COLUMN 1                       COLUMN 2     COLUMN 3    COLUMN 4  COLUMN 5             COLUMN 6   COLUMN 7  COLUMN 8
                                                        VALUE      SHRS OR   SH/PRN    INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE CLASS  CUSIP       (x$1000)   PRN AMT   PUT/CALL  DISCRET.   MANAGERS  SOLE  SHARED NONE
---------------                --------     --------    --------  --------   --------  ----       ----      ----  ----   ----

ABBOTT LABS COM                COM          002824100         1004      18200SH        SOLE                                   18200
AKEENA SOLAR INC DE            COM          009720103         2436     316800SH        SOLE                                  316800
ALASKA AIR GROUP INC           COM          011659109         2576     131300SH        SOLE                                  131300
ALCOA INC                      COM          013817101           74       2064SH        SOLE                                    2064
ALLIED WRLD ASSUR COM HLDG L   SHS          G0219G203            0         10SH        SOLE                                      10
AMAZON COM INC                 COM          023135106          438       6149SH        SOLE                                    6149
AMERICA SVC GROUP INC          COM          02364L109         2834     467585SH        SOLE                                  467585
AMGEN INC                      COM          031162100            1         34SH        SOLE                                      34
AMR CORP                       COM          001765106         2628     291400SH        SOLE                                  291400
ANADARKO PETE CORP             COM          032511107            5         75SH        SOLE                                      75
APPLE INC                      COM          037833100         7001      48786SH        SOLE                                   48786
AUTOMATIC DATAPROCESSING INC   COM          053015103          140       3292SH        SOLE                                    3292
BANK OF NEW YORKMELLON CORP    COM          064058100          245       5870SH        SOLE                                    5870
BARR PHARMACEUTICALSINC (DEL)  COM          068306109         2906      60150SH        SOLE                                   60150
BERKSHIRE HATHAWAY INC DEL     CL B         084670207         8561       1914SH        SOLE                                    1914
BERKSHIRE HATHAWAY INC DEL     CL A         084670108        21211        159SH        SOLE                                     159
BIOGEN IDEC INC                COM          09062X103            5         80SH        SOLE                                      80
BOEING CO                      COM          097023105          492       6619SH        SOLE                                    6619
BRISTOL MYERS SQUIBBCO         COM             110122108         4        200SH        SOLE                                     200
BROADRIDGE FINLSOLUTIONS IN    COM          11133T103            6        323SH        SOLE                                     323
CAPITAL SR LIVING CORP         COM             140475104      3653     453792SH        SOLE                                  453792
CHARTERCOMMUNICATIONS INC      CL A         16117M107            0        200SH        SOLE                                     200
CHEVRON CORP NEW               COM             166764100       221       2590SH        SOLE                                    2590
Cisco Systems, Inc.            COM          17275R102         2113      87700SH        SOLE                                   87700
CITY BK LYNNWOOD WASH          COM          17770A109            6        256SH        SOLE                                     256
COACH INC                      COM             189754104        91       3029SH        SOLE                                    3029
COCA COLA COMPANY              COM             191216100       560       9204SH        SOLE                                    9204
CONSOLIDATED EDISON INC        COM             209115104        32        800SH        SOLE                                     800
COSTCO WHSL CORP NEW           COM          22160K105          340       5228SH        SOLE                                    5228
CURRENCY SHARES EURO TR        EURO SHS     23130C108          237       1500SH        SOLE                                    1500
DAKTRONICS INC                 COM             234264109      2880     160800SH        SOLE                                  160800
DISNEY WALT CO                 COM             254687106        13        427SH        SOLE                                     427
DU PONT E I DE NEMOURS & CO    COM          263534109           22        466SH        SOLE                                     466
EATON VANCE CORP               COM NON VTG  278265103         1508      49418SH        SOLE                                   49418
EMERITUS CORP                  COM             291005106      3426     164250SH        SOLE                                  164250
EXPEDITORS INTL WASH INC       COM             302130109        45       1000SH        SOLE                                    1000
EXPRESS 1 EXPEDITED SOLUTION   COM          30217Q108         2181    1864400SH        SOLE                                 1864400
EXXON MOBIL CORP               COM          30231G102           62        732SH        SOLE                                     732
EZCORP INC                     CL A NON VTG    302301106      3503     284600SH        SOLE                                  284600
FRANKLIN RES INC               COM          354613101          750       7732SH        SOLE                                    7732
Genentech Tech                 COM             368710406      3621      44600SH        SOLE                                   44600
GENERAL ELECTRIC CO            COM             369604103      3905     105505SH        SOLE                                  105505
GLAXOSMITHKLINE PLC            SPONSORED ADR37733W105           12        272SH        SOLE                                     272
GOOGLE INC                     CL A         38259P508          253        575SH        SOLE                                     575
HEWLETT PACKARD CO             COM             428236103        50       1090SH        SOLE                                    1090
IDACORP INC                    COM             451107106      1095      34100SH        SOLE                                   34100
INDIA FD INC                   COM             454089103        14        300SH        SOLE                                     300
INTEL CORP                     COM             458140100      3876     183000SH        SOLE                                  183000
INTERNAP NETWORK SVCS CORP     COM PAR $.00145885A300         1928     388800SH        SOLE                                  388800
INTERNATIONALBUSINESS MACHS CORCOM             459200101        46        400SH        SOLE                                     400
INTUITIVE SURGICALINC          COM NEW      46120E602          324       1000SH        SOLE                                    1000
ISHARES INC                    MSCI AUSTRALI   464286103        52       2000SH        SOLE                                    2000
ISHARES INC                    MSCI CDA INDE   464286509        30       1000SH        SOLE                                    1000
ISHARES TR                     MSCI EAFE IDX464287465         4543      63186SH        SOLE                                   63186
ISHARES TR                     RUSSELL1000GR   464287614         5         90SH        SOLE                                      90
ISHARES TR                     RUSSELL 2000    464287655         5         80SH        SOLE                                      80
ISHARES TR                     S&P MIDCAP 40   464287507         6         80SH        SOLE                                      80
ISHARES TR                     MSCI EMERG MK464287234         1846      13739SH        SOLE                                   13739
ISHARES TR                     US TIPS BD FD   464287176        19        175SH        SOLE                                     175
JOHNSON & JOHNSON              COM          478160104           41        625SH        SOLE                                     625
LEVEL 3COMMUNICATIONS INC      COM          52729N100         2173    1024800SH        SOLE                                 1024800
LIBERTY GLOBAL INC             COM SER C       530555309      1650      50808SH        SOLE                                   50808
LIBERTY GLOBAL INC             COM SER A       530555101       903      26508SH        SOLE                                   26508
M & T BK CORP                  COM          55261F104          286       3549SH        SOLE                                    3549
MARCHEX INC                    CL B         56624R108         3813     382050SH        SOLE                                  382050
McDonalds Corp                 COM          580135101          550       9866SH        SOLE                                    9866
MDU RES GROUP INC              COM             552690109      1031      42000SH        SOLE                                   42000
MEDTRONIC INC                  COM          585055106          135       2782SH        SOLE                                    2782
MERRILL LYNCH & COINC          COM             590188108      2351      57700SH        SOLE                                   57700
Microsoft Corporation          COM             594918104      3930     138476SH        SOLE                                  138476
Mitcham Industries, Inc.       COM          606501104         1328      74500SH        SOLE                                   74500
Morgan Stanley                 COM             617446448        69       1500SH        SOLE                                    1500
NETWORK EQUIPMENTTECH INC      COM             641208103      3474     528800SH        SOLE                                  528800
NEWCASTLE INVT CORP            COM          65105M108           75       9100SH        SOLE                                    9100
NEXMED INC                     COM          652903105           77      57550SH        SOLE                                   57550
Nordstrom, Inc                 COM             655664100      3106      95270SH        SOLE                                   95270
NORTHWEST NATL GAS             COM             667655104       825      19000SH        SOLE                                   19000
NORTHWESTERN CORP              COM             668074305      1214      49800SH        SOLE                                   49800
NOVARTIS A G                   SPONSORED ADR66987V109            3         50SH        SOLE                                      50
NUVEEN CALIF DIVIDADVANTAGE MUNCOM          67069X104           46       3500SH        SOLE                                    3500
NUVEEN CA DIVIDEND ADV MUN F   COM SHS      67066Y105           49       3700SH        SOLE                                    3700
NUVEEN CALIF PREM INCOME MUN   COM          6706L0102           53       4195SH        SOLE                                    4195
NUVEEN QUALITY PFD INCOME FD   COM          67072C105          218      19895SH        SOLE                                   19895
NUVEEN QUALITY PFD INC FD 3    COM          67072W101           77       7400SH        SOLE                                    7400
PACCAR INC                     COM          69348A103         2721      60470SH        SOLE                                   60470
PALL CORP                      COM          696429307           20        577SH        SOLE                                     577
PNV INC COM                    COM          69348A103            0         50SH        SOLE                                      50
PORTLAND GEN ELEC CO           COM             736508847      1466      65000SH        SOLE                                   65000
POWERSHARES ETF TRUST          HI YLD EQ DVD73935X302            3        230SH        SOLE                                     230
Proctor & Gamble               COM             742718109       330       4716SH        SOLE                                    4716
PUGET ENERGY INC NEW           COM             745310102         9        330SH        SOLE                                     330
RAMBUS INC DEL                 COM             750917106        27       1145SH        SOLE                                    1145
Red Lion Hotels CP             COM             756764106      3371     393800SH        SOLE                                  393800
SCHERING  PLOUGH               COM            806605101        721      50000SH        SOLE                                   50000
SELECT SECTOR SPDR TR          SBI MATERIALS81369Y100            3         65SH        SOLE                                      65
SELECT SECTOR SPDR TR          SBI INT-ENERG81369Y506            6         85SH        SOLE                                      85
SMART BALANCE INC              COM          83169Y108         2640     334200SH        SOLE                                  334200
SPDR SERIES TRUST              DJWS REIT ETF78464A607            6         84SH        SOLE                                      84
SPDR TR                        UNIT SER 1   78462F103           67        510SH        SOLE                                     510
STARBUCKS CORP                 COM             855244109       778      44474SH        SOLE                                   44474
STATE STREET CORP              COM             857477103       408       5160SH        SOLE                                    5160
STATOILHYDRO ASA               SPONSORED ADR85771P102         2378      79626SH        SOLE                                   79626
STRYKER CORP                   COM             863667101        65       1000SH        SOLE                                    1000
SYSCO CORP                     COM             871829107       638      22000SH        SOLE                                   22000
TASER INTL INC                 COM          87651B104         2639     280700SH        SOLE                                  280700
TeleTech Holdings, Inc         COM             879939106      3380     150500SH        SOLE                                  150500
TIME WARNER TELECOMINC CL A    CL A            887319101      3017     194800SH        SOLE                                  194800
TOMOTHERAPY INC                COM             890088107      2751     191700SH        SOLE                                  191700
UNITED TECHNOLOGIESCORP DEL    COM             913017109        17        250SH        SOLE                                     250
US BANCORP DEL                 COM             902973304        47       1443SH        SOLE                                    1443
VMWARE INC                     CL A COM        928563402        21        500SH        SOLE                                     500
WALMART                        COM             931422109      1472      27935SH        SOLE                                   27935
WALGREEN CO                    COM          938824109           88       2300SH        SOLE                                    2300
WASHINGTON FED INC             COM             938824109        23       1000SH        SOLE                                    1000
WELLS FARGO & CO               COM             949746101        54       1860SH        SOLE                                    1860
WHIRLPOOL CORP                 COM             949746101        39        452SH        SOLE                                     452
WRIGLEY WM JR CO               COM             982526105       284       4512SH        SOLE                                    4512
XCEL ENERGY INC                COM          98389B100           55       2755SH        SOLE                                    2755
YAHOO INC COM                  COM             984332106         2         80SH        SOLE                                      80
ZIMMER HLDGS INC               COM          98956P102         3395      43600SH        SOLE                                   43600
